UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

      Joseph Shugart		    New York, NY	     February 8, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $ 106,135


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	7,528	155245    SH		Sole		155245
Amazon Com Inc		Comm	023135106	5,688	 31600	  SH		Sole		 31600
Bard C R Inc		Comm	067383109	1,839	 20043	  SH		Sole		 20043
Citigroup Inc		Comm	172967101	1,452	306915    SH		Sole		306915
Coca Cola Enterprises InComm	19122T109	3,095	123632	  SH		Sole		123632
Church & Dwight Inc	Comm	171340102	1,741    25222    SH            Sole             25222
Colgate Palmolive Co	Comm	194162103	2,867	 35675	  SH		Sole		 35675
Cisco Sys Inc		Comm	17275R102	  834	 41236	  SH		Sole		 41236
Citrix Sys Inc		Comm	177376100	5,717	 83563	  SH		Sole		 83563
Genpact Limited		SHS	G3922B107	3,898	256436    SH		Sole		256436
Home Depot Inc		Comm	437076102	1,459	 41620    SH		Sole		 41620
JPMorgan Chase & Co	Comm	46625H100	3,824	 90138	  SH		Sole		 90138
Coca Cola Co		Comm	191216100	5,751	 87438	  SH		Sole		 87438
Liveperson Inc		Comm	538146101	1,595	141105	  SH		Sole 		141105
Mastercard Inc		CL A	57636Q104	3,262	 14556	  SH		Sole		 14556
Marriott Intl Inc New	CL A	571903202	6,511	156742    SH		Sole		156742
McDonalds Corp		Comm	580135101	1,772	 23080	  SH		Sole		 23080
MGM Resorts Intl	Comm	552953101	2,563	172565    SH		Sole		172565
Monsanto Co New		Comm	61166W101	5,021	 72105	  SH		Sole		 72105
MSCI Inc		CL A	55354G100	6,976	179060    SH		Sole		179060
Pepsico Inc		Comm	713448108	1,058	 16190    SH		Sole		 16190
P F Changs China Bistro Comm	69333Y108	2,610	 53856    SH		Sole		 53856
Pfizer Inc		Comm	717081103	1,269	 72450    SH		Sole		 72450
Sapient Corp		Comm	803062108	5,038	416331    SH		Sole		416331
Solera Holdings Inc	Comm	83421A104	2,786	 54288    SH		Sole		 54288
Scotts Miracle Gro Co   CL A	810186106 	5,789	114015    SH		Sole		114015
Unilever N V		NY SHS	904784709	1,277	 40680	  SH		Sole		 40680
United Parel Service IncCL B 	911312106	6,604	 90985    SH		Sole		 90985
Vanceinfo Technologies 	ADR	921564100 	  876	 25370    SH		Sole		 25370
Wynn Resorts Ltd	Comm	983134107         718     6915    SH		Sole		  6915
Yum Brands Inc		Comm	988498101	4,717    96169    SH            Sole             96169



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